Marathon Acquisition - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		9 Months Ended						1 Months Ended	3 Months Ended		9 Months Ended	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 01, 2010	Sep. 30, 2012 Equity Issued in Business Combination	Dec. 31, 2010 Marathon	Sep. 30, 2012 Marathon	Mar. 31, 2011 Marathon	Sep. 30, 2012 Marathon Store	Dec. 31, 2011 Marathon Store	Dec. 31, 2010 Marathon	Dec. 01, 2010 Marathon	Sep. 30, 2012 Marathon Preferred Stock	Dec. 31, 2010 Marathon Equity Issuable In Business Combination
Business Acquisition [Line Items]
Business acquisition, price							$ 608.0								$ 608.0
Estimated fair value of earn-out payments					(10.7)	(36.5)									54.0
Purchase consideration paid in cash									361	180		180	180	361
Preferred Interest in NT Holdings								92									80
Residual purchase price excluding the contingent earn-out consideration											113
Borrowings to finance purchase consideration												290	290
Super America convenience stores												135	135
Margin support for acquisition												60
Agreement adjusted earnings before interest, taxes, depreciation and amortization for margin support												125
Distributions												40.0
Issued new preferred interest																45
Recorded liability										85		85
Non-cash contingent consideration loss (income)	38.5	3.4	104.3	37.6						38.5
Reimbursement obligation to MPC for administrative and support services										3.9		14.0	15.0
Reimbursement to MPC for administrative and support services									6.7					6.7
Amortized reimbursement expenses										1.7		5.0	6.1
Transition service charges			$ 0